TAXES BASED ON INCOME - Increase (Decrease) in Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
TAXES BASED ON INCOME
Computed tax at 35% of income before taxes	$ 167.0	$ 143.1	$ 126.2
U.S statutory rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	$ 2.2	$ 1.3	$ 1.4
Foreign earnings taxed at different rates	27.0	(7.5)	(14.9)
Valuation allowance	(11.9)	0.9	9.9
Corporate-owned life insurance	(4.3)	(1.9)	(4.2)
U.S. federal research and development tax credits	(2.9)	(2.6)	(1.6)
Tax contingencies and audit settlements	(20.7)	5.1	(1.5)
Other items, net		(3.9)	(1.8)
Provision for income taxes	$ 156.4	$ 134.5	$ 113.5